Costs - Detailed Information of Inventory Costs (Detail) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of details of inventory costs [abstract]
Inventories at beginning of year		$ 100,137	$ 80,479	$ 53,324
Purchases		391,984	170,616	190,601
Production costs	[1]	663,756	442,264	378,281
Translation effect		24,915	32,427	33,385
Adjustment for inflation	[2]	1,315	563	496
Inventories at end of the year		(153,927)	(100,137)	(80,479)
Total		$ 1,028,180	$ 626,212	$ 575,608

[1]	See Note 26.
[2]	Corresponds to adjustment for inflation of inventories’ opening balances of subsidiaries with the Peso as functional currency, which was charged to other comprehensive income.